FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of fair values of assets and liabilities

As of September 30, 2015
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$-	$-

Total liabilities	$-	$-	$-	$-

As of December 31, 2014
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$5,760	$5,760

Total liabilities	$-	$-	$5,760	$5,760

	As of December 31, 2014
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$5,760	$5,760

Total liabilities	$-	$-	$5,760	$5,760

	As of December 31, 2013
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$607,199	$607,199

Total liabilities	$-	$-	$607,199	$607,199

Schedule of fair value assumptions of warrant liability
The Company determined the fair value of the warrant liability at December 31, 2012 was $225,000. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: dividend yield: 0%, risk free rate: 0.02% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

11/20/2012	$0.15	4,999,990	4.9	689%	$225,000

The Company determined that the fair value of the warrant liability for warrants issued on March 14, 2013 to be $7,200 in the aggregate. The fair value of the warrant liability for warrants issued on March 14, 2013 was determined on the date of their issuance, which was recorded in warrant liability, using the Black Scholes Option Pricing Model based on an expected term of five years, an assumed dividend yield of 0% and the following assumptions:

Warrant Issue Date	Warrant Exercise Price	Common Stock Closing Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

3/14/2013	$0.15	$0.06	120,000	5.0	711%	$7,200

The Company determined that the fair value of the warrant liability for the September 2013 Warrants to be $400,000 in the aggregate. The fair value of the warrant liability for the September 2013 Warrants issued on September 12, 2013 was determined on the date of their issuance, which was recorded in warrant liability, using the Black Scholes Option Pricing Model based on an expected term of five years, an assumed dividend yield of 0% and the following assumptions:

Warrant Issue Date	Warrant Exercise Price	Common Stock Closing Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

9/12/2013	$0.15	$0.08	5,000,000	4.2	703%	$400,000

The Company determined the fair value of the warrant liability at December 31, 2013 was $607,199. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: common stock closing price of $0.06 per share as of December 31, 2013, dividend yield: 0%, risk free rate: 0.1% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

11/20/2012	$0.15	4,999,990	3.9	710%	$299,999
3/14/2013	$0.15	120,000	4.2	716%	$7,200
9/12/2013	$0.15	5,000,000	3.9	711%	$300,000
					$607,199

The Company determined the fair value of the warrant liability at December 31, 2014 was $5,760. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: common stock closing price of $0.048 per share as of December 31, 2014, dividend yield: 0%, risk free rate: 0.03% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

3/14/2013	$0.15	120,000	3.2	614%	5,760

					$5,760

Schedule of reconciliation of the warrant liability
Warrant liability balance as of December 31, 2014	$5,760
Fair value of warrants whose anti-dilution provisions expired during the period	(5,760)
Warrant liability balance as of September 30, 2015	$-

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013:

Warrant liability balance as of December 31, 2012	$225,000
Fair value of warrants issued during the period	407,200
Decrease in the fair value of warrant liability, included in net loss	(25,001)
Warrant liability balance as of December 31, 2013	$607,199

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014:

Warrant liability balance as of December 31, 2013	$607,199
Fair value of warrants whose anti-dilution provisions expired during the period	(549,999)
Decrease in the fair value of warrant liability, included in net loss	(51,440)
Warrant liability balance as of December 31, 2014	$5,760